Supplemental cash flow information	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Supplemental cash flow information
27.	Supplemental cash flow information

(1)	Classification of cash flows in Financial Services segment
Sony classifies the cash flows from changes in assets and liabilities associated with the insurance business and banking business, such as investments and advances, deposits from customers, insurance contract liabilities and borrowings/debt, as cash flows from operating activities in the consolidated statements of cash flows because the changes are derived from the principal revenue-producing activities of Sony.

(2)	Classification of cash flows of content assets
Sony classifies the cash flows from the additions, except for additions from purchases of businesses and other, and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.

(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Interest received
Financial services revenue	224,137	244,292	260,725
Financial income	20,872	36,295	49,582
Dividends received
Financial services revenue	23,409	52,760	41,214
Financial income	3,488	1,138	1,390
Interest paid
Financial services expenses	27,352	74,857	91,431
Financial expenses	11,663	22,667	21,829
The above are items presented in the consolidated statements of income, which include cash flows for interest and dividends.
Sony classifies the cash flows from interest and dividends of the above as cash flows from operating activities in the consolidated statements of cash flows.

(4)	Non-cash investing and financing activities
Non-cash
investing and financing activities included an increase in ROU assets as a result of entering into lease contracts during the fiscal years ended March 31, 2023, 2024 and 2025, and the conversion of convertible bonds during the fiscal years ended March 31, 2023. Refer to (5) Reconciliation of liabilities arising from financing activities for more details.

(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt

Balance as of April 1, 2022	56,091	951,233

Net cash flows from financing activities	32,391	229,578
Acquisitions through business combinations	-	32,009
Non-cash items:
Conversion of convertible bonds	-	(26,563)
Obtaining assets by entering into lease contracts	-	127,322
Translation adjustment	4,533	22,684
Other	(369)	(13,936)

Total changes	36,555	371,094

Balance as of March 31, 2023	92,646	1,322,327

Net cash flows from financing activities	(18,370)	97,026
Acquisitions through business combinations	796	853
Non-cash items:
Obtaining assets by entering into lease contracts	-	101,039
Translation adjustment	12,097	76,168
Other	1,133	(11,400)

Total changes	(4,344)	263,686

Balance as of March 31, 2024	88,302	1,586,013

Net cash flows from financing activities	(28,585)	(41,787)
Acquisitions through business combinations	-	32,801
Non-cash items:
Obtaining assets by entering into lease contracts	-	115,087
Translation adjustment	(1,040)	(9,408)
Other	(8,036)	3,977

Total changes	(37,661)	100,670

Balance as of March 31, 2025	50,641	1,686,683

The amount of short-term borrowings and long-term debt associated with the insurance business and banking business operations, which are classified as cash flows from operating activities in the consolidated statements of cash flows, is excluded from the amount above.

(6)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2023	2024	2025
Cash and demand deposits	1,227,541	1,535,476	1,885,112
Time deposits with original maturities of three months or less	76,452	63,169	126,375
Money market funds	116,607	219,559	709,460
Call loans	60,300	88,909	260,009

Total	1,480,900	1,907,113	2,980,956

Cash and demand deposits, time deposits with original maturities of three months or less and call loans are classified as financial assets required to be measured at amortized cost, whose carrying amounts approximate their fair values mainly due to their short-term nature. Money market funds are short-term and highly liquid investments with insignificant risk of changes in value. Money market funds are classified as financial assets required to be measured at fair value through profit or loss and classified within Level 1 of the fair value hierarchy.

(7)	Acquisition of a group of assets that does not constitute a business
During the fiscal year ended March 31, 2024, Sony newly obtained an interest in a company which owns certain music assets in the Music segment for consideration of 90,968 million yen, which is reflected in cash flows from investing activities as “Payments for purchases of businesses and other.” This transaction is accounted for as an acquisition of a group of assets that does not constitute a business.
As a result of the transaction, Sony consolidated the company and recognized 182,689 million yen of content assets (music catalogs) as well as 90,968 million yen of noncontrolling interests.
During the fiscal year ended March 31, 2025, Sony established a new joint venture in the Music segment with a third party partner, which acquired interests in companies that own certain music and other assets (the “target companies”) as well as music assets directly from other rights holders. Sony consolidated the joint venture through Sony’s majority interest and reflected the consideration of 133,064 million yen for the acquisition of the interests in the target companies in cash flows from investing activities as “Payments for purchases of businesses and other.” Sony primarily recognized 116,289 million yen of content assets (music catalogs) and 11,501 million yen of other intangible assets from the acquisition of the interests in the target companies. The acquisition of the interests in the target companies is accounted for as an acquisition of a group of assets that does not constitute a business. The consideration for the content assets (music catalogs) directly acquired from other rights holders was 84,382 million yen, which was recorded in cash flows from operating activities as “Increase in content assets.”